DISPOSAL OF PRODUCTION FACILITIES HELD BY HOUSTON OCTG	12 Months Ended
Dec. 31, 2012
DISPOSAL OF PRODUCTION FACILITIES HELD BY HOUSTON OCTG
DISPOSAL OF PRODUCTION FACILITIES HELD BY HOUSTON OCTG

6.                                  DISPOSAL OF PRODUCTION FACILITIES HELD BY HOUSTON OCTG

In November 2012, the Company sold its production facilities held by Houston OCTG to a third party for approximately $43,000, resulting in a loss of $5,051, which was reported in “General and administrative expenses” included in other operating income for the year ended December 31, 2012. The Company determined that disposal of production facilities did not qualify as discontinued operations, as significant continuing direct cash flows are generated by Houston OCTG after the disposal.